Equity Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity Based Compensation
Note 9:	Equity Based Compensation
2022 Incentive Equity Plan
On July 11, 2022, the shareholders of the Company approved the ProKidney Corp. 2022 Incentive Equity Plan (the “2022 Plan”) which provides for the issuance of equity based awards to the Company’s employees, non-employee
directors, individual consultants, advisors and other service providers. Upon adoption of the plan, there were 24,154,023 Class A Ordinary Shares reserved for issuance. The 2022 Plan provides for the issuance of equity awards in the form of incentive stock options, which are intended to satisfy the requirements of Section 422 of the Internal Revenue Code of 1986, as amended, or nonqualified stock options, which are not intended to meet those requirements, stock appreciation rights, restricted stock, restricted stock units, performance awards or other cash or stock-based awards as determined appropriate by the plan administrator. In settlement of its obligations under this plan, the Company will issue new Class A ordinary shares.
The Company has issued incentive and
non-qualified
stock option awards under the 2022 Plan to certain employees and non-employee
directors of the Company. Given that the Company has established a full valuation allowance against its deferred tax assets, the Company has recognized no tax benefit related to these awards.

Time-Vested Awards
The Company uses the Black-Scholes option pricing model to calculate the fair value of time-vested stock options granted. These awards generally vest ratably over a three or four-year period and the option awards expire after a term of ten years from the date of grant. The fair value of stock options granted was estimated using the following assumptions during the year ended December 31, 2022:

2022
Expected volatility	82.0% - 85.0%
Expected life of options, in years	5.9 - 6.1
Risk-free interest rate	3.7% - 4.4%
Expected dividend yield	0.0%
The following table summarizes the activity related to the Company’s time-vested stock option awards granted under the 2022 Plan for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price
Time-vested options outstanding at January 1, 2022	—	$—
Granted	5,876,908	10.30
Forfeited	(11,800)	10.33

Time-vested options outstanding at December 31, 2022	5,865,108	$10.30

Time-vested options exercisable at December 31, 2022	190,666	$10.33
Weighted average remaining contractual life	9.8 years
Time-vested options vested and expected to vest at December 31, 2022	5,865,108
Weighted average remaining contractual life	9.8 years
For the year ended December 31, 2022, the Company recognized $2,309,000 of compensation expense related to time-vested awards under the 2022 Plan. As of December 31, 2022, the Company had total unrecognized stock-based compensation expense of approximately $41,551,000 related to the time-vested grants under the 2022 Plan, which is expected to be recognized on a straight-line basis over a weighted average period of 3.8 years. The weighted average grant date fair value for the option grants during the year ended December 31, 2022 was $7.48.
The aggregate intrinsic value of the
in-the-money
time-vested awards outstanding as well as those exercisable as of December 31, 2022, was $0.
Subsequent to December 31, 2022, the Company has issued 5,329,700 stock option awards to certain of its employees under the 2022 Equity Incentive Plan. These awards either vest on a monthly basis over a four year period or with 25% vesting upon the first anniversary of the employee’s hire date and on a monthly basis for the three years thereafter.
Market-Vested Awards
During the year ended December 31, 2022, the Company also granted to its Chief Executive Officer 3,639,607 options with an exercise price of $10.33. This grant contains both time and market based vesting conditions. The market conditions become satisfied in equal one-third
tranches upon the Company’s Class A ordinary shares exceeding a volume weighted average price hurdle of $15.00, $20.00 and $25.00, respectively, for 20 trading days within any 30 consecutive trading day period occurring prior to July 11, 2027. Once the market condition for a tranche is satisfied, such tranche will continue to be subject to time-vesting conditions and will vest ratably on each of the first, second and third anniversaries of the date that such tranche satisfied the performance vesting condition described above. Due to the market condition included in this grant, the Company used the Geometric Brownian Motion/Monte Carlo model to value these awards. The model used the following inputs:

Expected volatility	96%
Suboptimal exercise multiple	2.80
Risk-free interest rate	4.2%
Expected dividend yield	0.0%
For the year ended December 31, 2022, the Company recognized $2,242,000 of compensation expense related to market-vested awards under the 2022 Plan. As of December 31, 2022, the Company had total unrecognized stock-based compensation expense of approximately $25,957,000 related to the market-vested awards outstanding under the 2022 Plan. The weighted average grant date fair value for the option grants during the year ended December 31, 2022 was $7.75.
The aggregate intrinsic value of the
in-the-money
market based awards outstanding as well as those exercisable as of December 31, 2022, was $0.
Legacy Profits Interests
The Deed for the Establishment of a Limited Partnership of ProKidney LP, dated as of August 5, 2021 (the “Limited Partnership Agreement”) which replaced the Amended and Restated Limited Liability Company Agreement of ProKidney LLC as the governing document of the parent entity in the Company, allowed for the issuance of Profits Interests (as defined in the Limited Partnership Agreement) to employees, directors, other service providers of the Company and others denominated in the form of one or more Class B Units of PKLP (as defined in the Limited Partnership Agreement).
Under the Limited Partnership Agreement, ProKidney GP Limited, the former general partner of PKLP (“Legacy GP”), determined the terms and conditions of the Profits Interests issued. The threshold value assigned to each grant was not to be less than the fair market value of PKLP on the date of grant. Profits Interests awards would vest at a rate of 25% on the latter of the first anniversary of employment and the first anniversary of the Acquisition Date with the remaining 75% to vest in increments of 25% on each anniversary following the first anniversary date, ratably over a three or four-year period from the date of grant, in annual installments of 33.3% over the three-year period from the date of grant, in increments of 6.25% each calendar quarter following the first anniversary date, or were fully vested upon issuance.
On January 17, 2022, PKLP amended and restated its Limited Partnership Agreement (the “Amended and Restated Limited Partnership Agreement”) which provided that certain qualified distribution events would result in holders of Profits Interests receiving disproportionate distributions from PKLP until each such holder’s valuation threshold had been reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests had been made in accordance with the foregoing, the associated Class B Units of PKLP would automatically be converted into Class A Units of PKLP.
Upon consummation of the Business Combination discussed in Note 1, PKLP’s existing Class B and
B-1
Units were “caught up” and were converted into Class A Units of PKLP. The resulting vested and unvested Class A Units of PKLP were then recapitalized into Post-Combination ProKidney Common Units or Restricted Common Units of the Company, respectively. This recapitalization resulted in a decrease in the number of awards held by each participant. As such, the number of Profits Interests and related per unit values within these financial statements have been adjusted to reflect this recapitalization. Upon recapitalization, the Restricted Common Units maintained the vesting schedules associated with the original Profits Interest awards.

The following table summarizes the activity related to the Company’s Profits Interest awards for the year ended December 31, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested awards outstanding at January 1, 2022	2,015,943	$0.44
Granted	8,174,016	7.43
Vested	(1,734,245)	1.01
Forfeited	(85,919)	7.36

Awards outstanding at December 31, 2022	8,369,795	$7.08

As of December 31, 2022, the unrecognized compensation expense related to these awards was $45,243,000. The current weighted average remaining period over which the unrecognized compensation expense is expected to be recognized is 3.0 years. The weighted average grant date fair value of the Profits Interests granted during the year ended December 31, 2022, was $7.43 per
Class B-1
unit, as adjusted for the effects of the recapitalization. There were no Profits Interests granted during the year ended December 31, 2021.
The aggregate intrinsic value of the unvested profits interests outstanding at December 31, 2022 was $57,417,000.
Modification to Profits Interest Awards
On January 17, 2022, the Limited Partnership Agreement was amended and restated to provide that certain qualified distribution events would result in the holders of Profits Interests receiving disproportionate distributions from PKLP until each such holder’s threshold value was reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests had been made in accordance with the foregoing, the associated Class B Units would automatically be converted into Class A Units.
This amendment constituted a modification to the
Class B-1
Units in PKLP outstanding as of the date of the modification under the provisions of ASC Topic 718. In connection with the modification of its outstanding share-based compensation awards, the Company will recognize total additional compensation expense of $5,437,000 related to awards granted to its employees. The portion of this additional compensation expense attributable to vested awards of $3,715,000 was recognized immediately upon modification during the year ended December 31, 2022.
Issuance of Profits Interests to Service Provider
During the year ended December 31, 2022, the Company issued 2,253,033 fully vested
Class B-1
Units in PKLP to a third-party service provider as payment for research and development services provided in prior periods. The Company had previously recognized expense of $2,502,000 for these services based on the liability related to the services incurred. As the fair value of shares issued to satisfy that obligation was higher than the amount previously expensed, the Company recognized additional research and development expense of $14,080,000 during the year ended December 31, 2022.
Purchase of
Class B-1
Units in PKLP
As discussed further in Note 6, certain of the Company’s employees, board members and service providers purchased 6,648,353 of
Class B-1
Units in PKLP for total cash proceeds of $6,050,000, respectively, during the year ended December 31, 2022. Since these
Class B-1
Units in PKLP were fully vested upon purchase and contained no service requirements, the Company immediately recognized the difference between the purchase price and the estimated fair value for these
Class B-1
Units in PKLP of $34,254,000 as equity-based compensation expense during the year ended December 31, 2022, respectively. No such sales occurred during the year ended December 31, 2021.
Fair Value Estimate for Profits Interest
Prior to the Business Combination, PKLP was privately held with no active public market for its equity instruments. Therefore, for financial reporting purposes, management determined the estimated per share fair value of PKLP’s equity shares (including Profits Interests) using contemporaneous valuations. These contemporaneous valuations were done using methodologies consistent with the American Institute of Certified Public Accountants Practice Aid,
Valuation of Privately-Held Company Equity Securities Issued as Compensation
, also known as the Practice Aid.
For the Profits Interest Awards granted during the year ended December 31, 2022, the valuation approach utilized a hybrid method which consists of a combination of an Option Pricing Method (“OPM”) and a Probability Weighted Expected Return Method (”PWERM”) approach. Weighting allocations were assigned to the OPM and PWERM methods based upon the expected likelihood of possible future liquidity events, including the Business Combination.
Under the OPM approach, the fair value of the total equity of PKLP within each scenario was first estimated using a back-solve method wherein the equity value is derived from a recent transaction in PKLP’s own securities, and then the total equity value is allocated to the various components of the capital structure, including the Profits Interests, using an OPM or a waterfall approach based on the specific rights of each of the equity classes. The OPM used the fair value of the total equity of PKLP within a scenario as a starting point and incorporates assumptions made regarding the expected returns and volatilities that are consistent with the expectations of market participants, and distribution of equity values is produced which cover the range of events that an informed market participant might expect. This process creates a range of equity values both between and within scenarios. The fair value measurement is sensitive to changes in the unobservable inputs. Changes in those inputs might result in a higher or lower fair value measurement.
The PWERM approach is a scenario-based analysis that estimates the value per share of ordinary shares based on the probability-weighted present value of expected future equity values for the ordinary shares, under various possible future liquidity event scenarios, including the proposed Business Combination, in light of the rights and preferences of each class and series of stock, including the Profits Interests, discounted for a lack of marketability.
In performing these valuations, management considered all objective and subjective factors that they believed to be relevant, including management’s best estimate of PKLP’s business condition, prospects, and operating performance at each valuation date. Within the valuations performed, a range of factors, assumptions, and methodologies were used. The significant factors included trends within the industry, the prices at which PKLP sold its Class A Units, the rights and preferences of the Class A Units relative to the Class B Units at the time of each measurement date, the results of operations, financial position, status of research and development efforts, stage of development and business strategy, the lack of an active public market for the units, and the likelihood of achieving an exit event in light of prevailing market conditions.
The following reflects the key assumptions used in each of the valuation scenarios:

	OPM	PWERM
Total equity value (in thousands)	$234,551 - $280,400	$1,750,000
Expected volatility of total equity	95%	60% - 90%
Discount for lack of market	30%	7% - 15%
Expected time to exit event	3.4 years - 3.7 years	0.1 years - 0.5 years

Legacy SCS Awards
In 2021, SCS had agreed to grant 50,000 restricted stock units (“RSUs”) to certain of its board members and other advisors which were contingent upon the consummation of a Business Combination and a shareholder approved equity plan. The RSUs were to vest upon the consummation of such Business Combination and represent 50,000 Class A ordinary shares of the Company that will settle on a date determined in the sole discretion of the Company that shall occur between the vesting date and March 15th of the year following the year in which vesting occurs.
The RSUs granted by the Company are in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The RSUs granted were subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the RSUs is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Upon Closing, the performance conditions for these awards were met as both a Business Combination had occurred and the shareholders approved a qualifying equity plan. As such, the entire amount of share-based compensation expense related to these awards of $396,000 was recognized during the year ended December 31, 2022. The weighted average grant date fair value per share of these RSUs was $7.92.
Compensation Expense
Compensation expense related to share-based awards is included in research and development and general and administrative expense as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Research and development	$23,711	$—	$—
General and administrative	50,758	699	730

Total equity-based compensation expense	$74,469	$699	$730